Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2023	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial investments	56,181,082	—	367,765,216	423,946,298
Total assets	56,181,082	—	367,765,216	423,946,298

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2024	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial guarantee derivative	—	—	1,038,258	1,038,258
Financial investments	—	—	266,684,257	266,684,257
Total assets	—	—	267,722,515	267,722,515

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2024	(US$)	(US$)	(US$)	(US$)
Assets
Financial guarantee derivative	—	—	142,241	142,241
Financial investments	—	—	36,535,593	36,535,593
Total assets	—	—	36,677,834	36,677,834

Schedule of notional amount is simply a reference amount used to calculate payments

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2023	RMB	RMB	RMB
Financial guarantee derivative assets	—	—	—
Financial guarantee derivative liabilities	—	—	—

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2024	RMB	RMB	RMB
Financial guarantee derivative assets	130,290,057	21,975,258	1,038,258
Financial guarantee derivative liabilities	—	—	—

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2024	US$	US$	US$
Financial guarantee derivative assets	17,849,665	3,010,598	142,241
Financial guarantee derivative liabilities	—	—	—

Schedule of fair value change recorded on financial guarantee derivatives

	Change in fair value of financial guarantee derivative
For the year ended December 31,	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Financial guarantee derivative assets	15,743,564	—	1,038,258	142,241
Financial guarantee derivative liabilities	121,910,532	24,966,242	—	—
Total gains recorded in income	137,654,096	24,966,242	1,038,258	142,241

Schedule of significant unobservable inputs

		December 31, 2023	December 31, 2024
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	6.48%	—
	Net cumulative expected loss rates (1)	6.10%	—
(1)	Represents the net of loss rate and prepayment rate, expressed as a percentage of the loan volume.

Schedule of loans receivable measured at fair value on recurring basis

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2022	principal	principal	of principal	fair value	31, 2023	2023
Xiaoying Credit Loan	120,279,612	—	(189,752,419)	70,004,009	(531,202)	—	—

Schedule of loans payable measured at fair value on recurring basis

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2022	principal	principal	of principal	fair value	31, 2023	2023
Xiaoying Credit Loan	120,279,612	—	(189,752,419)	70,004,009	(531,202)	—	—

Payable to investors at fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2022	141,288,810
Initial contribution	—
Principal payment	(141,288,810)
Changes in fair value	—
Balance at December 31, 2023	—
Changes in fair value related to balance outstanding at December 31, 2023	—